SHARE CAPITAL (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) $ / shares shares
Statement [Line Items]
Share Capital 1	$ 523,000
Share Capital 2	93,000
Share Capital 3	149,000
Share Capital 4	$ 21,000
Share Capital 5 | shares	8,633,166
Share Capital 6 | $ / shares	$ 0.075
Share Capital 7	$ 647,000
Share Capital 8	5,738,665
Share Capital 9	$ 523,000
Share Capital 10	5,091,165
Share Capital 11 | $ / shares	$ 0.09
Share Capital 12	647,500
Share Capital 13 | $ / shares	$ 0.10
Share Capital 14	$ 51,000
Share Capital 15	$ 24,000
Share Capital 16	946,667
Share Capital 17 | $ / shares	$ 0.075
Share Capital 18 | shares	42,297,400
Share Capital 19 | $ / shares	$ 0.06
Share Capital 20	$ 2,538,000
Share Capital 21	2,128,571
Share Capital 22 | $ / shares	$ 0.07
Share Capital 23	$ 149,000
Share Capital 24	41,000
Share Capital 25	$ 23,000
Share Capital 26	21,924,067
Share Capital 27 | $ / shares	$ 0.06
Share Capital 28	(17,967,644)
Share Capital 29	(3,956,423)
Share Capital 30 | shares	8,298,333
Share Capital 31 | $ / shares	$ 0.12
Share Capital 32	$ 995,800
Share Capital 33	18,000
Share Capital 34	$ 29,000
Share Capital 35 | shares	3,600,000